Yorktown Multi-Sector Bond Fund
Schedule of Investments
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 48.87%
Communications — 1.61%
CCO Holdings LLC, 5.00%, 2/1/2028
(a)
$ 1,000,000 $ 990,588
CCO Holdings LLC, 4.25%, 2/1/2031
(a)
1,000,000 906,088
CCO Holdings LLC, 4.50%, 6/1/2033
(a)
1,000,000 867,996
Nexstar Media Inc, 5.63%, 7/15/2027
(a)
1,500,000 1,500,322
Prosus NV, MTN, 3.06%, 7/13/2031
(a)
500,000 455,585
Univision Communications, Inc., 4.50%, 5/1/2029
(a)
500,000 470,385
VMED OC UK Financing PLC, 4.75%, 7/15/2031
(a)
1,000,000 926,321
6,117,285
Consumer Discretionary — 8.07%
Boyd Gaming Corp., 4.75%, 12/1/2027 1,000,000 996,606
Brightstar Lottery PLC, 6.25%, 1/15/2027
(a)
1,500,000 1,515,790
Carnival Corp., 4.00%, 8/1/2028
(a)
2,000,000 1,968,721
Carnival Corp., 6.00%, 5/1/2029
(a)
1,000,000 1,015,000
Ford Motor Co., Class B, 3.25%, 2/12/2032 500,000 436,194
Ford Motor Credit Co LLC, 4.95%, 5/28/2027 2,000,000 2,002,417
Ford Motor Credit Co., LLC, 3.38%, 11/13/2025 2,000,000 1,999,214
Ford Motor Credit Co., LLC, 2.90%, 2/10/2029 1,500,000 1,398,402
General Motors Financial Co., Inc., 5.35%, 1/7/2030 2,000,000 2,058,704
Hilton Worldwide Finance LLC, 4.88%, 4/1/2027 2,000,000 2,002,702
Home Depot, Inc. (The), 4.95%, 9/15/2052 1,000,000 931,296
Home Depot, Inc. (The), 5.30%, 6/25/2054 1,000,000 977,550
KFC Holding Co/Pizza Hut Hold. LLC/Taco Bell LLC, 4.75%, 6/1/2027
(a)
2,000,000 1,998,021
Lowe's Cos, Inc., 5.63%, 4/15/2053 1,000,000 988,077
McDonald's Corp., 5.45%, 8/14/2053 2,000,000 1,978,222
MGM Resorts International, 4.63%, 9/1/2026 1,000,000 999,168
NCL Corp. Ltd., 5.88%, 2/15/2027
(a)
1,500,000 1,505,747
Nissan Motor Acceptance Co., LLC, 6.09%, 9/13/2027 (SOFRIX + 205bps)
(a)
(b)
1,000,000 997,647
Nissan Motor Co. Ltd., 4.81%, 9/17/2030
(a)
1,000,000 938,583
Royal Caribbean Cruises Ltd., 5.50%, 8/31/2026
(a)
1,000,000 1,003,012
Service Corp International/US, 4.63%, 12/15/2027 2,000,000 1,995,829
Yum! Brands, Inc., 3.63%, 3/15/2031 1,000,000 940,070
30,646,972
Consumer Staples — 3.51%
Albertsons Cos Inc / Safeway Inc /, 4.63%, 1/15/2027
(a)
2,000,000 1,997,938
Anheuser-Busch Cos., LLC, 4.70%, 2/1/2036
(a)
100,000 99,068
Coca-Cola Co. (The), 4.65%, 8/14/2034 1,000,000 1,018,840
Constellation Brands, Inc., 2.25%, 8/1/2031 500,000 442,808
JBS USA LUX SA, 3.75%, 12/1/2031 250,000 236,680
JBS USA LUX SA, 3.63%, 1/15/2032 500,000 467,493
Kraft Heinz Foods Co., 5.00%, 6/4/2042
(a)
300,000 277,062
Kraft Heinz Foods Co., 4.38%, 6/1/2046 1,000,000 836,012
Kraft Heinz Foods Co., 4.88%, 10/1/2049 1,000,000 878,053
Kroger Co. (The), 5.00%, 9/15/2034 1,000,000 1,008,718
Land O' Lakes, Inc., 7.25%, 12/31/2049
(a)
1,000,000 910,000
Molson Coors Beverage Co., 4.20%, 7/15/2046 1,000,000 818,102

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
PepsiCo, Inc., 5.25%, 7/17/2054 $ 1,000,000 $ 989,792
Performance Food Group, Inc., 4.25%, 8/1/2029
(a)
500,000 488,206
Pilgrim's Pride Corp., 4.25%, 4/15/2031 1,000,000 968,675
Target Corp., 4.50%, 9/15/2034 1,000,000 987,024
Walmart, Inc., 4.50%, 4/15/2053 1,000,000 896,678
13,321,149
Energy — 1.51%
Energy Transfer LP, 6.50%, 2/15/2056 (H15T5Y + 267.60bps)
(b)
1,000,000 991,863
Hess Midstream Operations LP, 5.88%, 3/1/2028
(a)
1,000,000 1,021,235
Marathon Petroleum Corp., 5.15%, 3/1/2030 1,000,000 1,028,549
NuStar Logistics LP, Class B, 5.63%, 4/28/2027 2,000,000 2,018,344
Sunoco LP / Sunoco Finance Corp, 6.00%, 4/15/2027 150,000 150,546
Sunoco LP / Sunoco Finance Corp, 5.88%, 3/15/2028 500,000 502,828
5,713,365
Financials — 18.03%
American Express Co., 3.55%, 12/31/2049 (H15T5Y + 285.4bps)
(b)
1,000,000 982,543
Assurant, Inc., 7.00%, 3/27/2048 1,000,000 1,028,272
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, 2/16/2049 (USSW5 +
387.0bps)
(b)
800,000 803,658
Bank of America Corp., 4.38%, 4/27/2170 (H15T5Y + 276.0bps)
(b)
2,000,000 1,970,008
Bank of New York Mellon Corp. (The), Series F, Class F, 4.63%, 12/20/2049
(TSFR3M + 339.26bps)
(b)
1,000,000 995,575
Bank of Nova Scotia (The), 8.00%, 1/27/2084 (H15T5Y + 401.70bps)
(b)
1,000,000 1,068,018
Bank of Nova Scotia/The, 6.88%, 10/27/2085 500,000 504,922
Barclays PLC, 4.84%, 5/9/2028 2,000,000 2,011,199
Barclays PLC, 5.09%, 6/20/2030 ( USISSO 05 + 305.40bps)
(b)
1,500,000 1,523,638
Barclays PLC, 9.63%, 12/31/2049 (USISSO05 + 577.50bps)
(b)
1,000,000 1,136,113
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)
(b)
2,000,000 1,980,280
BNP Paribas SA, 8.00%, 8/22/2171 (H15T5Y +372.70bps)
(a) (b)
2,000,000 2,139,008
Charles Schwab Corp./ The, 4.00%, 12/31/2049 H15T5Y + 316.80bps
(b)
1,000,000 992,091
Citadel Finance LLC, 3.38%, 3/9/2026
(a)
2,000,000 1,989,843
Citigroup, Inc., 6.75%, 12/31/2049 (H15T5Y + 257.20bps)
(b)
2,000,000 2,037,564
Citigroup, Inc., 7.13%, 12/31/2049 (H15T5Y + 269.3bps)
(b)
1,000,000 1,032,938
Citigroup, Inc., 4.15%, 2/15/2172 (H15T5Y + 300.0bps)
(b)
2,000,000 1,967,526
Credit Agricole SA, MTN, 4.75%, 12/23/2169 (H15T5Y + 323.7bps)
(a),(b)
1,000,000 962,696
FedNat Holding Co., 7.75%, 3/15/2029
(c)(d)
2,400,000 120,000
GATX Corp., Class B, 4.00%, 6/30/2030 2,000,000 1,968,650
GE Capital International Funding Co., 3.37%, 11/15/2025 200,000 199,869
Global Atlantic Financial Co., 4.70%, 10/15/2051 (H15T5Y + 379.6bps)
(a),(b)
750,000 730,568
Goldman Sachs Group, Inc. (The), 6.13%, 5/10/2049 1,000,000 1,020,484
Goldman Sachs Group, Inc. (The), 7.50%, 5/10/2079 (H15T5Y +
280.90bps)
(b)
1,000,000 1,061,247
HSBC Holdings PLC, 8.00%, 9/7/2093 (H15T5Y + 385.8bps)
(b)
1,000,000 1,061,372
ING Groep NV, 5.75%, 11/16/2167 (H15T5Y + 432.2bps)
(b)
1,000,000 1,004,922
ING Groep NV, 4.25%, 10/16/2169 (H15T5Y + 286.2bps)
(b)
1,000,000 896,837
Intesa Sanpaolo SpA, 5.71%, 1/15/2026
(a)
2,000,000 2,003,825
JPMorgan Chase & Co., 6.88%, 6/1/2071 (H15T5Y + 273.7bps)
(b)
1,000,000 1,054,990

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.20bps)
(b)
$ 2,000,000 $ 2,078,874
Lloyds Banking Group PLC, 8.00%, 3/27/2170 (H15T5Y + 391.3bps)
(b)
1,000,000 1,084,368
Macquarie Bank Ltd., 3.62%, 6/3/2030
(a)
1,000,000 954,620
Massachusetts Mutual Life Insurance Co., 3.38%, 4/15/2050
(a)
1,000,000 701,576
Morgan Stanley Bank NA, 5.28%, 7/14/2028 (SOFR + 94bps)
(b)
1,075,000 1,081,809
Nationwide Mutual Insurance Co., 4.35%, 4/30/2050
(a)
1,000,000 798,198
Nordea Bank Abp, 6.30%, 3/25/2049
(a)
1,000,000 1,018,483
Nordea Bank Abp, 3.75%, 3/1/2140 (H15T5Y + 260.2bps)
(a) (b)
1,000,000 937,649
Pacific LifeCorp, 3.35%, 9/15/2050
(a)
500,000 352,027
Pacific LifeCorp, 5.40%, 9/15/2052
(a)
1,000,000 980,455
Royal Bank of Canada, 7.50%, 5/2/2084 (H15T5Y + 288.70bps)
(b)
2,000,000 2,127,384
SBL Holdings, Inc., 9.58%, 5/13/2165 (H15T5Y + 558.0bps)
(a),(b)
1,000,000 1,038,818
Societe Generale SA, 8.50%, 3/25/2071 (H15T5Y + 415.30bps)
(a),(b)
2,000,000 2,174,554
Societe Generale SA, 10.00%, 5/14/2169 (H15T5Y + 544.80bps)
(a) (b)
1,000,000 1,110,321
Standard Chartered PLC, 4.30%, 2/19/2169 (H15T5Y + 313.50bps)
(a) (b)
2,000,000 1,895,548
State Street Corp., 6.70%, 12/31/2049
(b)
1,000,000 1,043,461
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 213.50bps)
(b)
2,000,000 2,080,950
Toronto-Dominion Bank (The), 8.13%, 10/31/2082 (H15T5Y + 407.50bps)
(b)
1,000,000 1,057,4 83
Toronto-Dominion Bank (The), 7.25%, 7/31/2084 (H15T5Y + 297.70bps)
(b)
1,000,000 1,057,861
UBS Group AG, 7.75%, 12/31/2049 (USISSO05 + 416bps)
(a) (b)
1,000,000 1,065,531
UBS Group AG, 4.38%, 8/10/2171 (H15T5Y + 331.3bps)
(a),(b)
1,000,000 907,816
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)
(a) (b)
2,000,000 2,033,321
UniCredit SpA, 5.46%, 6/30/2035 (H15T5Y + 475.0bps)
(a) (b)
500,000 506,083
US Bancorp, 5.30%, 4/15/2171 (TSFR3M + 317.6bps)
(b)
1,000,000 1,001,462
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345.3bps)
(b)
1,000,000 994,045
Wells Fargo & Co., 6.85%, 7/15/2071 (H15T5Y + 276.7bps)
(b)
1,000,000 1,051,678
Wells Fargo & Co., Class B, 7.63%, 9/15/2171 (H15T5Y + 360.6bps)
(b)
1,000,000 1,068,839
68,451,870
Health Care — 0.67%
Humana, Inc., 5.38%, 4/15/2031 1,000,000 1,033,134
Tenet Healthcare Corp, 5.13%, 11/1/2027 1,500,000 1,499,364
2,532,498
Industrials — 5.62%
Air Canada, 3.88%, 8/15/2026
(a)
1,000,000 992,949
American Airlines Inc. /AAdvantage Loyalty IP Ltd., 5.50%, 4/20/2026
(a)
833,333 835,973
American Airlines Pass Through Trust, Series 2021-1, Class B, 3.95%,
7/11/2030 730,000 697,704
Burlington Northern Santa Fe LLC, 4.45%, 1/15/2053 2,000,000 1,722,660
Burlington Northern Santa Fe LLC, 5.20%, 4/15/2054 1,000,000 958,051
Burlington Northern Santa Fe LLC, 5.50%, 3/15/2055 1,000,000 1,002,404
BWX Technologies Inc, 4.13%, 6/30/2028
(a)
1,000,000 980,608
Canadian Pacific Railway Co., Class B, 2.45%, 12/2/2031 1,000,000 892,615
Chart Industries Inc, 7.50%, 1/1/2030
(a)
500,000 522,076
Clean Harbors, Inc., 4.88%, 7/15/2027
(a)
2,000,000 2,000,000
CSX Corp., 5.50%, 4/15/2041 1,000,000 1,028,971
Honeywell International, Inc., 5.25%, 3/1/2054 1,000,000 958,818
Norfolk Southern Corp., 5.05%, 8/1/2030 500,000 518,350
Ritchie Bros Holdings Inc, 6.75%, 3/15/2028
(a)
1,500,000 1,533,461

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Triton Container International Ltd., 3.25%, 3/15/2032 $ 500,000 $ 449,150
Union Pacific Corp., 3.20%, 5/20/2041 1,000,000 787,211
Union Pacific Corp., 2.95%, 3/10/2052 1,000,000 655,486
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 228,988 228,819
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.10%, 4/7/2030 602,214 571,544
United Parcel Service, Inc., 5.50%, 5/22/2054 1,000,000 993,289
United Rentals North America Inc., 4.88%, 1/15/2028 2,000,000 1,999,903
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
1,000,000 986,115
21,316,157
Materials — 1.75%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
2,000,000 1,973,360
Ball Corp, 4.88%, 3/15/2026 195,000 195,056
Ball Corp., 2.88%, 8/15/2030 1,000,000 915,246
Bemis Co., Inc., 2.63%, 6/19/2030 500,000 462,755
Berry Global, Inc., Series 21-25A, Class CR, 5.80%, 6/15/2031 (TSFR3M +
165bps)
(b)
1,500,000 1,590,047
Canpack SA, 3.88%, 11/15/2029
(a)
500,000 475,334
Crown Americas LLC, 5.88%, 6/1/2033
(a)
1,000,000 1,014,352
6,626,150
Real Estate — 0.57%
Iron Mountain, Inc., 4.88%, 9/15/2029
(a)
1,000,000 987,664
Iron Mountain, Inc., 5.25%, 7/15/2030
(a)
1,000,000 996,169
SBA Communications Corp., 3.88%, 2/15/2027
(a)
200,000 197,888
2,181,721
Technology — 3.22%
Broadcom, Inc., 4.15%, 11/15/2030 1,000,000 995,241
Broadcom, Inc., 4.15%, 11/15/2030 500,000 497,620
Broadcom, Inc., 2.60%, 2/15/2033 1,000,000 883,153
Dell International LLC / EMC Corp., 5.00%, 4/1/2030 1,000,000 1,024,543
Dell International LLC / EMC Corp., 4.85%, 2/1/2035 1,000,000 984,610
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 1,000,000 989,836
HP, Inc., 6.00%, 9/15/2041 2,500,000 2,563,731
Juniper Networks, Inc., 2.00%, 12/10/2030 500,000 439,875
Juniper Networks, Inc., 5.95%, 3/15/2041 700,000 706,781
Kyndryl Holdings, Inc., 3.15%, 10/15/2031 1,000,000 911,648
Leidos, Inc., 5.75%, 3/15/2033
(a)
1,000,000 1,057,019
Oracle Corp., 4.70%, 9/27/2034 1,000,000 960,782
Western Digital Corp., 4.75%, 2/15/2026 218,000 217,992
12,232,831
Utilities — 4.31%
AEP Texas, Inc., Class I, 2.10%, 7/1/2030 500,000 454,046
Ameren Illinois Co., 4.95%, 6/1/2033 1,000,000 1,026,389
Calpine Corp, 5.13%, 3/15/2028
(a)
1,000,000 1,000,515
Dayton Power & Light Co. (The), 3.95%, 6/15/2049 1,000,000 759,275
Dominion Energy Inc, 6.00%, 2/15/2056 H15T10Y + 2.262% 1,000,000 1,013,510
Dominion Energy, Inc., 4.35%, 1/15/2167 (H15T5Y + 319.5bps)
(b)
1,000,000 986,047

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Duke Energy Carolinas LLC, Series 2021-4A, Class E, 4.85%, 1/15/2034
(H15T5Y + 319.5bps)
(b)
$ 1,000,000 $ 1,015,549
Duke Energy Ohio, Inc., 5.55%, 3/15/2054 1,000,000 1,009,151
Duke Energy Progress LLC, 2.50%, 8/15/2050 1,000,000 605,577
Kentucky Utilities Co., 3.30%, 6/1/2050 1,000,000 708,526
NRG Energy, Inc., 4.45%, 6/15/2029
(a)
1,000,000 993,685
NRG Energy, Inc., 5.75%, 7/15/2029
(a)
1,000,000 1,008,783
Pacific Gas and Electric Co., 4.25%, 3/15/2046 500,000 397,026
PPL Electric Utilities Corp., 5.25%, 5/15/2053 1,000,000 981,851
Southern California Edison Co., 4.88%, 3/1/2049 1,000,000 857,347
Southern Co. (The), 4.85%, 3/15/2035 1,000,000 990,791
Union Electric Co., 3.90%, 4/1/2052 750,000 591,874
Union Electric Co., 5.25%, 1/15/2054 1,000,000 964,134
XPLR Infrastructure Operating Partners LP, 3.88%, 10/15/2026
(a)
1,000,000 985,870
16,349,946
Total Corporate Bonds and Notes
(Cost $189,200,690) 185,489,944
ASSET BACKED SECURITIES — 4.37%
Amur Equipment Finance Receivables, Series 2022-2A, Class D, 7.25%,
5/21/2029
(a)
1,000,000 1,015,240
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class E,
5.02%, 12/20/2028
(a)
750,000 749,263
Amur Equipment Finance Receivables XIII LLC, Series 2024-2A, Class D,
5.97%, 10/20/2031
(a)
310,000 317,256
Dell Equipment Finance Trust, Series 2024-1, Class D, MTN, 6.12%,
9/23/2030
(a)
250,000 254,256
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/2031
(a)
500,000 503,953
Encina Equipment Finance LLC, Series 2022-1A, Class D, 6.00%, 1/15/2030
(a)
1,000,000 999,666
Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.06%, 3/20/2031
(a)
500,000 510,765
Exeter Automobile Receivables Trust, Series 2021-3A, Class E, 3.04%,
12/15/2028
(a)
1,000,000 990,455
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class D,
3.07%, 5/15/2028
(a)
969, 276 968,375
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class C,
5.75%, 8/15/2028
(a)
527,454 528,335
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 12/22/2031
(a)
1,000,000 1,012,764
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/2032
(a)
500,000 510,969
Mariner Finance Issuance Trust, Series 2024-A, Class A, 5.13%, 9/22/2036
(a)
2,000,000 2,026,305
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/2031
(a)
1,000,000 1,017,305
NMEF Funding LLC, Series 2024-A, Class A, 6.33%, 12/15/2031
(a)
500,000 511,455
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,000,000 1,015,919
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/2030
(a)
1,000,000 1,031,829

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Pagaya AI Debt Grantor Trust, Series 2024-5A, Class A, 6.28%, 10/15/2031
(a)
$ 282,530 $ 284,699
Pagaya AI Debt Grantor Trust, Series 2025-1, Class B, 5.63%, 7/15/2032
(a)
999,915 1,009,427
Post Road Equipment Finance LLC, Series 2024-1A, Class C, MTN, 5.81%,
10/15/2030
(a)
160,000 162,569
SCF Equipment Leasing LLC, Series 2025-1A, Class D, 5.88%, 11/20/2035
(a)
500,000 514,330
Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.95%, 11/20/2061
(TSFR1M + 81.4bps)
(a) (b)
190,810 191,040
USQ Rail II LLC, Series 2021-3, Class B, 2.98%, 6/28/2051
(a)
500,000 482,948
Total Asset Backed Securities
(Cost $16,433,184) 16,609,123
U.S. GOVERNMENT & AGENCIES — 31.71%
Fannie Mae, Pool #BP2175, 3.00%, 2/1/2035 161,357 156,778
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 574,649 581,320
Fannie Mae, Pool #MA4851, 5.00%, 11/1/2042 657,248 669,015
Fannie Mae, Pool #CA6707, 2.50%, 8/1/2050 813,788 708,143
Fannie Mae, Pool #BT1314, 2.50%, 7/1/2051 515,355 438,672
Fannie Mae, Pool #BT1339, 2.50%, 7/1/2051 1,479,831 1,259,913
Fannie Mae, Pool #BT3256, 2.50%, 7/1/2051 765,408 653,864
Fannie Mae, Pool #BQ7422, 2.50%, 8/1/2051 814,514 693,379
Fannie Mae, Pool #CB2670, 3.00%, 1/1/2052 819,445 727,085
Fannie Mae, Pool #CB2668, 3.00%, 1/1/2052 797,899 708,609
Fannie Mae, Pool #BU1320, 3.00%, 2/1/2052 368,546 327,498
Fannie Mae, Pool #CB3177, 3.50%, 3/1/2052 792,607 731,465
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,443,993 1,376,849
Fannie Mae, Pool #MA4624, 3.00%, 6/1/2052 1,240,340 1,102,210
Fannie Mae, Pool #BV7899, 3.00%, 8/1/2052 1,282,384 1,139,569
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 810,981 774,226
Fannie Mae, Pool #CB4818, 4.00%, 10/1/2052 2,019,942 1,918,088
Fannie Mae, Pool #MA4804, 4.00%, 11/1/2052 1,265,506 1,208,055
Fannie Mae, Pool #CB5536, 5.00%, 1/1/2053 1,613,730 1,618,220
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 801,110 801,192
Fannie Mae, Pool #MA4941, 5.00%, 3/1/2053 677,063 679,225
Fannie Mae, Pool #MA5010, 5.50%, 5/1/2053 778,841 790,357
Fannie Mae, Pool #MA5009, 5.00%, 5/1/2053 836,323 836,107
Fannie Mae, Pool #MA5071, 5.00%, 7/1/2053 1,695,082 1,694,207
Fannie Mae, Pool #MA5191, 6.00%, 11/1/2053 748,845 767,837
Fannie Mae, Pool #MA5263, 4.00%, 1/1/2054 920,325 874,387
Fannie Mae, Pool #MA5246, 5.50%, 1/1/2054 1,717,175 1,739,793
Fannie Mae, Pool #MA5272, 6.00%, 2/1/2054 724,402 742,006
Fannie Mae, Pool #MA5295, 6.00%, 3/1/2054 1,502,545 1,540,057
Fannie Mae, Pool #MA5329, 6.50%, 4/1/2054 650,157 673,535
Fannie Mae, Pool #MA5416, 6.50%, 5/1/2054 601,763 617,102
Fannie Mae, Pool #MA5386, 4.50%, 6/1/2054 939,095 916,005

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #MA5493, 6.00%, 8/1/2054 $ 763,795 $ 771,685
Fannie Mae, Pool #MA5522, 6.50%, 9/1/2054 1,317,343 1,352,129
Fannie Mae, Pool #MA5498, 6.00%, 10/1/2054 1,667,855 1,707,621
Fannie Mae, Pool #MA5496, 5.00%, 10/1/2054 1,865,568 1,857,747
Fannie Mae, Pool #MA5587, 6.00%, 1/1/2055 1,308,878 1,339,363
Fannie Mae, Pool #MA5614, 5.50%, 2/1/2055 1,859,844 1,880,292
Fannie Mae, Pool #MA5615, 6.00%, 2/1/2055 1,752,967 1,793,678
Fannie Mae, Pool #MA5646, 5.50%, 3/1/2055 1,870,425 1,890,989
Fannie Mae, Pool #MA5672, 5.00%, 4/1/2055 966,112 962,075
Fannie Mae Pool, 6.00%, 3/1/2055 888,933 909,577
Fannie Mae Pool, 5.50%, 6/1/2055 965,493 975,882
Fannie Mae Pool, 5.50%, 7/1/2055 972,345 982,808
Federal Agricultural Mortgage Corp., 3.05%, 6/29/2032 500,000 470,772
Federal Farm Credit Bank, 2.13%, 5/21/2040 2,000,000 1,423,192
Federal Farm Credit Bank, 2.07%, 12/21/2040 500,000 347,157
Federal Farm Credit Banks Funding Corp., 5.24%, 9/19/2039 1,000,000 1,000,036
Federal Farm Credit Banks Funding Corp., 5.63%, 3/26/2040 1,000,000 1,003,960
Federal Farm Credit Banks Funding Corp., 5.72%, 9/5/2040 1,000,000 999,908
Federal Farm Credit Banks Funding Corp., 5.72%, 10/28/2044 2,000,000 2,000,213
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045 2,000,000 2,010,070
Federal Home Loan Banks, 5.40%, 11/21/2034 1,000,000 1,000,489
Federal Home Loan Banks, 5.10%, 2/12/2035 1,000,000 1,000,238
Federal Home Loan Banks, 5.45%, 3/27/2036 1,000,000 1,003,686
Federal Home Loan Banks, 5.43%, 10/28/2039 1,000,000 999,273
Federal Home Loan Banks, 5.70%, 2/6/2040 1,000,000 1,003,053
Federal Home Loan Banks, 5.75%, 4/24/2040 1,000,000 1,005,329
Federal Home Loan Banks, 2.01%, 7/16/2040 1,000,000 693,444
Federal Home Loan Banks, 5.50%, 9/25/2042 1,000,000 1,001,413
Federal Home Loan Banks, 5.50%, 11/25/2044 1,000,000 1,004,342
Federal Home Loan Banks, 6.00%, 1/30/2045 1,000,000 1,002,948
Federal Home Loan Banks, 5.55%, 3/10/2045 1,000,000 1,006,999
Federal Home Loan Mortgage Corp., 1.75%, 7/27/2035 1,500,000 1,189,273
Freddie Mac, Pool #RD5138, 5.00%, 1/1/2033 486,122 493,707
Freddie Mac, Pool #SB8509, 2.00%, 1/1/2036 505,348 466,693
Freddie Mac, Pool #QO0931, 4.00%, 10/1/2037 471,446 464,335
Freddie Mac, Pool #RB5135, 2.00%, 10/1/2041 1,426,607 1,243,749
Freddie Mac, Pool #RB5182, 4.00%, 9/1/2042 709,143 697,997
Freddie Mac, Pool #RA2314, 3.50%, 3/1/2050 274,385 255,854
Freddie Mac, Pool #RA2657, 3.50%, 5/1/2050 623,554 581,375
Freddie Mac, Pool #SD0430, 2.50%, 8/1/2050 511,314 441,362
Freddie Mac, Pool #QC3907, 2.50%, 7/1/2051 684,092 588,142
Freddie Mac, Pool #QC5859, 3.00%, 8/1/2051 717,826 638,402
Freddie Mac, Pool #RA6945, 3.50%, 3/1/2052 2,303,823 2,125,999
Freddie Mac, Pool #SD8257, 4.50%, 10/1/2052 802,601 786,268
Freddie Mac, Pool #SD8267, 5.00%, 11/1/2052 1,599,996 1,601,966
Freddie Mac, Pool #QF5251, 5.50%, 1/1/2053 761,322 772,805
Freddie Mac, Pool #SD8288, 5.00%, 1/1/2053 810,886 811,011
Freddie Mac, Pool #SD2334, 5.00%, 2/1/2053 838,415 840,254

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Freddie Mac, Pool #SD8297, 4.00%, 2/1/2053 $ 1,710,748 $ 1,624,481
Freddie Mac, Pool #SD8305, 4.00%, 3/1/2053 8 50,949 808,038
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 830,823 847,336
Freddie Mac, Pool #SD8322, 4.50%, 5/1/2053 848,589 830,281
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 870,827 872,353
Freddie Mac, Pool #QG3333, 5.00%, 5/1/2053 1,644,766 1,647,818
Freddie Mac, Pool #SD8323, 5.00%, 5/1/2053 839,759 839,758
Freddie Mac, Pool #SD2856, 5.50%, 5/1/2053 774,633 787,374
Freddie Mac, Pool #SD8348, 5.00%, 8/1/2053 857,785 857,121
Freddie Mac, Pool #QG9607, 6.00%, 9/1/2053 1,566,694 1,607,420
Freddie Mac, Pool #SD8383, 5.50%, 12/1/2053 2,547,967 2,581,528
Freddie Mac, Pool #QH8694, 6.00%, 1/1/2054 1,075,629 1,102,734
Freddie Mac, Pool #SD5380, 5.50%, 4/1/2054 895,028 907,273
Freddie Mac, Pool #MA5416, 5.50%, 6/1/2054 856,845 866,265
Freddie Mac, Pool #MA5416, 6.00%, 7/1/2054 794,478 813,858
Freddie Mac, Pool #SD8454, 6.00%, 8/1/2054 812,324 831,591
Freddie Mac, Pool #SD8469, 5.50%, 10/1/2054 893,042 903,153
Freddie Mac, Pool #RE6151, 6.00%, 11/1/2054 713,732 721,651
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055 892,350 912,937
Freddie Mac Pool, 5.00%, 11/1/2054 1,863,711 1,855,986
Freddie Mac Pool, 6.00%, 11/1/2054 841,587 861,078
Freddie Mac Pool, 5.50%, 12/1/2054 1,826,648 1,846,823
Freddie Mac Pool, 5.50%, 1/1/2055 1,841,260 1,861,503
Freddie Mac Pool, 5.50%, 2/1/2055 2,779,979 2,810,543
Freddie Mac Pool, 5.50%, 4/1/2055 1,893,905 1,914,727
Freddie Mac Pool, 5.00%, 10/1/2055 998,331 993,771
Fannie Mae Pool, 5.50%, 3/1/2054 1,396,299 1,413,364
Fannie Mae Pool, 5.00%, 12/1/2054 941,771 937,788
Fannie Mae Pool, 5.50%, 10/1/2055 2,489,250 2,516,036
United States Treasury Note, 4.88%, 10/31/2028 3,000,000 3,107,168
Total U.S. Government & Agencies
(Cost $121,181,130) 120,346,085
COLLATERALIZED LOAN OBLIGATIONS — 2.69%
Benefit Street Partners CLO Ltd., Series 2022-29A, Class BR, 5.36%,
1/25/2038 (TSFR3M + 150bps)
(a) (b)
1,000,000 995,646
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class CR, 5.56%,
1/15/2035 (TSFR3M + 165bps)
(a) (b)
1,000,000 999,967
Caryle US CLO Ltd., Series 2017-3, Class BR2, 5.65%, 10/21/2037
(TSFR3M + 178bps)
(a) (b)
1,000,000 1,001,163
Hildene TruPS Financials Note Secruitization, Series 2019-2A, Class A1,
6.23%, 5/22/2039 (SOFR + 176.0bps)
(a) (b)
1,556,122 1,556,122
Hilton Grand Vacations Trust, Series 2024-3, Class A, 4.98%, 8/27/2040
(a)
659,263 666,916
Madison Park Funding LXVII Ltd., Series 67A, Class B, 5.91%, 4/25/2037
(TSFRM + 205.0bps)
(a) (b)
1,000,000 1,003,396

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
H15T5Y— 5 Year Treasury Rate
MTN— Medium Term Note
SOFR — Secured Overnight Financing Rate
SOFRIX — Secured Overnight Financing Rate Index
TSFR3M — Term Secured Overnight Finance Rate
(3 Month)
TSFR1M — Term Secured Overnight Finance Rate
Principal
Amount Fair Value
Neuberger Berman CLO XXI Ltd., Series 2024-21A, Class BR3, 6.03%,
1/20/2039 (TSFR3M + 170bps)
(a) (b)
$ 1,000,000 $ 1,001,228
Oaktree CLO Ltd., Series 2019-3, 5.46%, 1/20/2038 (TSFR3M + 138bps)
(a)
(b)
1,000,000 1,001,174
Rockford Tower CLO Ltd., Series 2019-2, Class CR2, 6.20%, 8/20/2032
(TSFR3M + 200bps)
(a) (b)
1,000,000 1,001,603
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 5.72%,
4/15/2030 (TSFR3M + 181.2bps)
(a) (b)
241,126 241,153
Venture CLO Ltd., Series 2018-31A, Class C1, 6.10%, 4/20/2031 (TSFR3M
+ 221.2bps)
(a) (b)
750,000 751,123
Total Collateralized Loan Obligations
(Cost $10,189,428) 10,219,491
Shares Fair Value
INVESTMENT COMPANIES — 4.30%
Exchange-Traded Funds — 4.30%
iShares Convertible Bond ETF 50,000 5,165,000
iShares iBoxx $ High Yield Corporate Bond ETF 8,000 646,400
iShares US Preferred Stock ETF 100,000 3,121,000
SPDR Bloomberg Barclays Convertible Securities ETF 50,000 4,658,000
Vanguard Emerging Markets Government Bond ETF, USD Class 40,000 2,720,000
16,310,400
Total Investment Companies
(Cost $15,406,963) 16,310,400
Total Investments — 91.94%
(Cost $352,411,395) 348,975,043
Other Assets in Excess of Liabilities  —  8.06% 30,592,312
Net Assets — 100.00% $ 379,567,355
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2025 was $91,524,690, representing 24.11% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) In default
(d) Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.03% of the Fund’s net assets.

Yorktown Multi-Sector Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
(1 Month)
USISSO05 — 5 Year Secured Overnight Financing
Rate-linked interest rate swap rate
USISDA05 — 5 Year Secured Overnight Financing
Rate-linked mid-market interest rate swap rate
USSW5 — USD 5 Year Swap Rate

Yorktown Short Term Bond Fund
Schedule of Investments
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
CORPORATE BONDS AND NOTES — 41.61%
Communications — 0.54%
Uber Technologies Inc, 4.50%, 8/15/2029
(a)
$ 1,000,000 $ 999,446
Consumer Discretionary — 4.37%
Ford Motor Credit Co., LLC, 5.13%, 11/5/2026 1,000,000 1,003,615
General Motors Financial Co., Inc., 1.50%, 6/10/2026 1,000,000 983,770
Hyundai Capital America, 4.55%, 9/26/2029
(a)
1,000,000 1,002,554
Lowe's Cos, Inc., 4.00%, 10/15/2028 1,000,000 998,018
McDonald's Corp., 4.80%, 8/14/2028 1,000,000 1,019,642
McDonald's Corp., MTN, 5.00%, 5/17/2029 2,000,000 2,057,298
Royal Caribbean Cruises Ltd., 5.50%, 8/31/2026
(a)
1,000,000 1,003,012
8,067,909
Consumer Staples — 2.21%
Albertsons Cos Inc / Safeway Inc /, 4.63%, 1/15/2027
(a)
1,000,000 998,969
Mars, Inc., 4.80%, 3/1/2030
(a)
2,000,000 2,043,513
Tyson Foods, Inc., 5.40%, 3/15/2029 1,000,000 1,032,248
4,074,730
Financials — 13.69%
Air Lease Corp., 1.88%, 8/15/2026 500,000 490,992
Antares Holdings LP, 3.95%, 7/15/2026
(a)
1,500,000 1,491,197
Aviation Capital Group LLC, 1.95%, 1/30/2026
(a)
1,000,000 993,697
Avolon Holdings Funding Ltd., 2.13%, 2/21/2026
(a)
801,000 795,277
Charles Schwab Corp./ The, 4.00%, 12/31/2049 H15T5Y + 316.80bps
(b)
1,000,000 992,091
Citigroup, Inc., 4.81%, 6/9/2027 (SOFR + 77.0bps)
(b)
1,000,000 1,001,285
CNO Global Funding, 1.75%, 10/7/2026
(a)
500,000 488,838
GA Global Funding Trust, 1.63%, 1/15/2026
(a)
1,000,000 994,468
Goldman Sachs Group, Inc. (The), 4.85%, 3/9/2027 (SOFR + 81.0bps)
(b)
1,000,000 1,001,338
Goldman Sachs Group, Inc. (The), 4.96%, 10/21/2027 (SOFR + 92.0bps)
(b)
2,000,000 2,007,359
HSBC Holdings PLC, 5.64%, 11/19/2030 (SOFR + 129bps)
(b)
2,000,000 2,017,250
ING Groep NV, 5.05%, 4/1/2027 (SOFR + 101.0bps)
(b)
2,000,000 2,004,833
Jackson National Life Global Funding, 4.60%, 10/1/2029
(a)
1,000,000 1,009,185
JPMorgan Chase & Co., 4.93%, 4/22/2027 (SOFR + 88.5bps)
(b)
2,000,000 2,005,558
JPMorgan Chase & Co., 5.22%, 2/24/2028 (SOFR + 118.0bps)
(b)
1,000,000 1,007,842
JPMorgan Chase Bank NA, 5.11%, 12/8/2026 1,000,000 1,012,066
Lloyds Banking Group PLC, 4.58%, 12/10/2025
(a)
250,000 250,046
Morgan Stanley Bank NA, 5.28%, 7/14/2028 (SOFR + 94bps)
(b)
1,500,000 1,509,501
Nomura Holdings, Inc., 1.65%, 7/14/2026 1,000,000 983,569
Principal Life Global Funding II, MTN, 1.50%, 11/17/2026
(a)
1,000,000 974,273
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026
(a)
1,000,000 979,286
Societe Generale SA, MTN, 1.79%, 6/9/2027 (H15T5Y + 100.0bps)
(a) (b)
1,000,000 984,153
Voya Financial, Inc., 3.65%, 6/15/2026 250,000 249,217
25,243,321
Industrials — 6.47%
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, 7/15/2026
(a)
314,815 313,516
Air Canada Pass Through Trust, Series 2020-2, Class A, 5.25%, 10/1/2030
(a)
143,394 146,689
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%,
10/1/2026 1,392,046 1,381,579

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Ashtead Capital, Inc., 1.50%, 8/12/2026
(a)
$ 1,000,000 $ 978,401
BWX Technologies Inc, 4.13%, 6/30/2028
(a)
500,000 490,304
Caterpillar Financial Services Corp., 4.40%, 3/3/2028 3,000,000 3,034,488
CNH Industrial Capital LLC, 1.88%, 1/15/2026 1,000,000 994,830
Penske Truck Leasing Co. LP, 1.70%, 6/15/2026
(a)
1,000,000 983,906
Triton Container International Ltd., 2.05%, 4/15/2026
(a)
1,000,000 986,501
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%,
1/15/2026 228,988 228,819
United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, 7/7/2028 577,875 556,230
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%,
4/15/2029 340,058 348,180
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
500,000 493,057
Vontier Corp., 1.80%, 4/1/2026 1,000,000 989,532
11,926,032
Materials — 3.20%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027
(a)
1,000,000 986,680
Berry Global, Inc., 1.65%, 1/15/2027 2,000,000 1,936,157
Sealed Air Corp., 1.57%, 10/15/2026
(a)
1,000,000 971,684
Sherwin-Williams Co. (The), 4.55%, 3/2/2028 1,000,000 1,009,142
Westlake Corp., 3.60%, 8/15/2026 1,000,000 994,294
5,897,957
Real Estate — 0.27%
American Tower Corp., 1.60%, 4/15/2026 500,000 494,423
Technology — 5.69%
Booz Allen Hamilton, Inc., 3.88%, 9/1/2028
(a)
1,000,000 981,074
DXC Technology Co., 1.80%, 9/15/2026 500,000 489,067
Global Payments, Inc., 4.80%, 4/1/2026 1,000,000 1,000,575
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029 1,500,000 1,508,996
International Business Machines Corp., 4.80%, 2/10/2030 1,000,000 1,023,938
Jabil, Inc., 1.70%, 4/15/2026 1,000,000 988,863
Leidos, Inc., 4.38%, 5/15/2030 1,000,000 1,000,170
Marvell Technology, Inc., 1.65%, 4/15/2026 1,000,000 988,668
Oracle Corp., 4.80%, 8/3/2028 2,000,000 2,029,057
Wipro IT Services LLC, 1.50%, 6/23/2026
(a)
500,000 491,101
10,501,509
Utilities — 5.17%
Ameren Corp., 1.95%, 3/15/2027 500,000 485,903
Black Hills Corp., 4.55%, 1/31/2031 1,000,000 998,410
Duke Energy Corp., 4.30%, 3/15/2028 1,000,000 1,003,054
Enel Finance International NV, 1.63%, 7/12/2026
(a)
1,000,000 982,101
Georgia Power Co., 4.55%, 3/15/2030 1,000,000 1,017,875
Liberty Utilities Co., 5.58%, 1/31/2029
(a)
1,000,000 1,034,085
NextEra Energy Capital Holdings, Inc., 1.88%, 1/15/2027 1,000,000 974,970
NSTAR Electric Co., 4.85%, 3/1/2030 2,000,000 2,053,809

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
XPLR Infrastructure Operating Partners LP, 3.88%, 10/15/2026
(a)
$ 1,000,000 $ 985,870
9,536,077
Total Corporate Bonds and Notes
(Cost $76,646,791) 76,741,404
ASSET BACKED SECURITIES — 6.38%
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2,
5.38%, 1/21/2031
(a)
278,046 281,697
BHG Securitization Trust, Series 2024-1A, Class A, 5.81%, 4/17/2035
(a)
99,720 101,968
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.28%, 5/10/2029 1,000,000 1,018,387
Dell Equipment Finance Trust, Series 2023-2, Class C, 6.06%, 1/22/2029
(a)
523,000 526,226
Dllad LLC, Series 2024-1A, Class A3, 5.30%, 7/20/2029 (TSFR3M +
181.2bps)
(a) (b)
1,000,000 1,020,990
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%,
6/15/2029 1,020,000 1,036,355
GreatAmerica Leasing Receivables Funding, Series 2024-2, Class C, 5.28%,
5/17/2032
(a)
1,000,000 1,020,096
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/2039
(a)
275,849 279,509
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/2031
(a)
500,000 505,434
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.25%, 2/28/2051
(a)
402,678 382,210
Kubota Credit Owner Trust, Series 2024-1A, Class A4, MTN, 5.20%,
1/15/2030
(a)
1,000,000 1,025,476
Navient Student Loan Trust, Series 2018-BA, Class A2A, 3.61%, 12/15/2059
(a)
4,764 4,755
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/2029
(a)
213,600 214,911
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/2029
(a)
1,008,000 1,024,046
Octane Receivables Trust, Series RVM1, Class A, 5.01%, 1/22/2046
(a)
692,548 702,725
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, MTN,
5.59%, 11/15/2029
(a)
101,344 101,901
Post Road Equipment Finance LLC, Series 2025-1A, Class D, 5.43%,
5/15/2031
(a)
500,000 502,452
SCF Equipment Leasing LLC, Series 2025-1A, Class C, 5.37%, 9/20/2034
(a)
500,000 513,332
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 4.59%,
6/15/2039 (TSFR3M + 55.2bps)
(b)
67,619 65,042
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/2049
(a)
685,000 679,567
Verdant Receivables LLC, Series 2024-1A, Class A2, 5.68%, 12/12/2031
(a)
738,797 753,564
Total Asset Backed Securities
(Cost $11,623,163) 11,760,643
U.S. GOVERNMENT & AGENCIES — 44.94%
Fannie Mae, Pool #FM7007, 4.00%, 10/1/2033 543,372 543,552
Fannie Mae, Pool #MA4023, 3.50%, 1/1/2035 751,091 736,539
Fannie Mae, Pool #MA4038, 3.00%, 4/1/2035 191,871 183,298
Fannie Mae, Pool #MA4797, 4.00%, 11/1/2037 602,689 594,017
Fannie Mae, Pool #MA4915, 5.00%, 2/1/2038 574,649 581,320

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Fannie Mae, Pool #CA8902, 2.50%, 2/1/2041 $ 644,380 $ 584,970
Fannie Mae, Pool #MA4364, 2.00%, 5/1/2041 683,158 597,081
Fannie Mae, Pool #MA4961, 5.00%, 3/1/2043 712,632 723,633
Fannie Mae, Pool #MA4988, 5.00%, 4/1/2043 655,604 665,725
Fannie Mae, Pool #BM4676, 4.00%, 10/1/2048 743,087 720,140
Fannie Mae, Pool #CA5970, 2.50%, 6/1/2050 676,459 576,028
Fannie Mae, Pool #FM7195, 2.50%, 9/1/2050 727,033 618,043
Fannie Mae, Pool #CA6951, 2.50%, 9/1/2050 567,879 488,918
Fannie Mae, Pool #CB0397, 3.00%, 5/1/2051 592,767 530,233
Fannie Mae, Pool #FM8361, 2.50%, 8/1/2051 621,048 530,609
Fannie Mae, Pool #FS1428, 4.00%, 4/1/2052 1,496,366 1,426,786
Fannie Mae, Pool #MA4732, 4.00%, 9/1/2052 810,981 774,226
Fannie Mae, Pool #QE9380, 4.50%, 9/1/2052 791,100 775,082
Fannie Mae, Pool #MA4918, 5.00%, 2/1/2053 801,110 801,192
Fannie Mae, Pool #MA4970, 6.00%, 2/1/2053 919,848 930,332
Fannie Mae, Pool #BX7767, 5.50%, 3/1/2053 1,514,061 1,537,108
Fannie Mae, Pool #MA5054, 4.00%, 6/1/2053 875,536 831,384
Fannie Mae, Pool #FS5779, 5.50%, 9/1/2053 824,553 838,069
Fannie Mae, Pool #MA5165, 5.50%, 10/1/2053 1,631,292 1,653,641
Fannie Mae, Pool #FS6679, 6.00%, 12/1/2053 811,487 832,468
Fannie Mae, Pool #DB3808, 6.00%, 5/1/2054 886,294 909,854
Fannie Mae, Pool #MA5445, 6.00%, 8/1/2054 1,623,933 1,662,449
Fannie Mae, Pool #MA5700, 5.50%, 5/1/2055 1,433,271 1,448,693
Fannie Mae Pool, 4.00%, 5/1/2052 1,204,398 1,147,056
Fannie Mae Pool, 5.00%, 9/1/2054 938,431 934,390
Fannie Mae Pool, 6.00%, 10/1/2054 1,355,682 1,387,162
Fannie Mae Pool, 4.50%, 5/1/2055 964,153 940,219
Fannie Mae Pool, 6.00%, 6/1/2055 952,325 974,376
Fannie Mae Pool, 4.00%, 7/1/2055 1,474,127 1,399,426
Federal Farm Credit Banks Funding Corp., 4.89%, 9/12/2033 1,000,000 998,572
Federal Farm Credit Banks Funding Corp., 5.60%, 8/5/2039 1,000,000 1,002,384
Federal Farm Credit Banks Funding Corp., 5.72%, 9/5/2040 1,000,000 999,908
Federal Farm Credit Banks Funding Corp., 5.37%, 8/26/2044 2,000,000 2,000,246
Federal Farm Credit Banks Funding Corp., 5.72%, 10/28/2044 1,000,000 1,000,106
Federal Farm Credit Banks Funding Corp., 5.74%, 3/6/2045 2,000,000 2,012,910
Federal Farm Credit Banks Funding Corp., 5.90%, 4/21/2045 1,000,000 1,005,035
Federal Farm Credit Banks Funding Corp., 5.93%, 5/1/2045 2,000,000 2,016,680
Federal Farm Credit Banks Funding Corp., 5.49%, 9/23/2049 1,000,000 1,000,092
Federal Home Loan Banks, 5.07%, 1/23/2030 1,000,000 1,001,237
Federal Home Loan Banks, 5.44%, 9/23/2039 500,000 498,865
Federal Home Loan Banks, 5.00%, 10/28/2039 300,000 303,885
Federal Home Loan Banks, 5.70%, 2/6/2040 1,500,000 1,504,579
Federal Home Loan Banks, 5.24%, 2/27/2040 1,000,000 1,030,988
Federal Home Loan Banks, 5.75%, 2/27/2040 1,000,000 1,007,300
Federal Home Loan Banks, 5.50%, 9/25/2042 1,000,000 1,001,413
Federal Home Loan Banks, 5.50%, 11/25/2044 1,000,000 1,004,342
Federal Home Loan Banks, 5.90%, 2/27/2045 1,000,000 1,005,627
Federal Home Loan Banks, 5.94%, 5/8/2045 1,500,000 1,513,377

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Federal Home Loan Banks, 5.40%, 11/29/2049 $ 1,000,000 $ 1,027,091
Freddie Mac, Pool #SB8229, 4.50%, 5/1/2038 1,306,557 1,306,611
Freddie Mac, Pool #QA5121, 2.50%, 12/1/2049 809,177 694,562
Freddie Mac, Pool #SD8230, 4.50%, 6/1/2052 754,412 739,215
Freddie Mac, Pool #SD1087, 3.50%, 6/1/2052 788,692 732,043
Freddie Mac, Pool #QE2792, 4.00%, 6/1/2052 905,323 863,621
Freddie Mac, Pool #SD2322, 4.50%, 9/1/2052 831,180 814,195
Freddie Mac, Pool #QE9380, 5.00%, 9/1/2052 736,060 736,325
Freddie Mac, Pool #SD8306, 4.50%, 2/1/2053 844,320 825,829
Freddie Mac, Pool #QF8790, 5.50%, 3/1/2053 856,747 870,470
Freddie Mac, Pool #QG1666, 5.00%, 3/1/2053 799,966 800,940
Freddie Mac, Pool #SD2642, 5.50%, 4/1/2053 830,823 847,336
Freddie Mac, Pool #SD3437, 5.00%, 4/1/2053 1,676,131 1,679,241
Freddie Mac, Pool #SD2757, 5.00%, 5/1/2053 808,536 811,118
Freddie Mac, Pool #SD8329, 5.00%, 6/1/2053 840,889 840,672
Freddie Mac, Pool #SD8357, 4.00%, 8/1/2053 893,223 849,329
Freddie Mac, Pool #SD8373, 6.00%, 10/1/2053 1,503,021 1,538,604
Freddie Mac, Pool #SD5083, 5.50%, 3/1/2054 823,713 834,919
Freddie Mac, Pool #SD8408, 5.50%, 3/1/2054 2,081,796 2,107,240
Freddie Mac, Pool #SD8421, 6.00%, 4/1/2054 766,676 785,515
Freddie Mac, Pool #SD8431, 5.50%, 5/1/2054 853,589 863,978
Freddie Mac, Pool #SD8453, 5.50%, 8/1/2054 1,759,529 1,780,130
Freddie Mac, Pool #SD8516, 6.00%, 3/1/2055 1,338,525 1,369,406
Freddie Mac Pool, 5.00%, 11/1/2054 931,855 927,993
Freddie Mac Pool, 5.00%, 5/1/2055 973,947 969,573
Freddie Mac Pool, 5.00%, 10/1/2055 998,331 993,771
Fannie Mae Pool, 5.00%, 2/1/2055 1,435,210 1,429,102
United States Treasury Note/Bond, 4.38%, 11/30/2028 3,000,000 3,066,328
Total U.S. Government & Agencies
(Cost $82,905,756) 82,890,722
COLLATERALIZED LOAN OBLIGATIONS — 2.57%
Benefit Street Partners CLO XXV Ltd., Series 21-25A, Class A2R, 5.11%,
1/15/2035 (TSFR3M + 120bps)
(a) (b)
1,000,000 998,054
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 5.43%, 4/22/2038
(TSFR3M + 115.0bps)
(a) (b)
500,000 498,454
ICG US CLO Ltd., Series 2014-1A, Class A1, 5.35%, 10/20/2034 (TSFR3M
+ 146.2bps)
(a) (b)
1,000,000 1,000,484
Morgan Stanley Eaton Vance CLO , Series 2022-16A, Class A2, 5.56%,
4/15/2035 (TSFR3M + 165.0bps)
(a) (b)
1,000,000 1,000,386
Oaktree CLO Ltd., Series 2019-3, 5.26%, 1/20/2038 (TSFR3M +
138.0bps)
(a) (b)
1,000,000 1,000,966
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class BR, 5.72%,
4/15/2030 (TSFR3M + 181.2bps)
(a) (b)
241,126 241,154
Total Collateralized Loan Obligations
(Cost $4,741,126) 4,739,498

Yorktown Short Term Bond Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Principal
Amount Fair Value
Total Investments — 95.50%
(Cost $175,916,836) $ 176,132,267
Other Assets in Excess of Liabilities  —  4.50% 8,292,315
Net Assets — 100.00% $ 184,424,582
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as October 31, 2025 was $40,213,240, representing 21.81% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
MTN - Medium Term Note
H15T5Y - 5 Year Treasury Rate
SOFR - Secured Overnight Financing Rate
TSFR3M - Secured Overnight Financing Rate (3 Month)

Yorktown Growth Fund
Schedule of Investments
October 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.57%
Communications — 2.61%
Cogent Communications Holdings Inc. 5,850 $ 241,312
Lyft, Inc., Class A
(a)
9,300 190,278
MakeMyTrip Ltd.
(a)
2,150 172,000
Naspers Ltd., Class N - ADR 46,000 646,760
Reddit, Inc., Class A
(a)
2,650 553,718
Seek Ltd. - ADR
(a)
9,800 345,352
Uber Technologies, Inc.
(a)
4,000 386,000
2,535,420
Consumer Discretionary — 9.53%
Asics Corporation - ADR
(a)
24,000 611,616
Axon Enterprise, Inc.
(a)
1,875 1,372,931
Compagnie Financiere Richemont SA - ADR 25,900 511,007
Copart, Inc.
(a)
9,400 404,294
Dorman Products, Inc.
(a)
3,700 496,281
Dutch Bros, Inc.
(a)
10,300 572,062
Evolution AB - ADR
(a)
2,300 153,748
FirstCash Holdings, Inc.
(a)
2,300 364,550
Genius Sports Ltd.
(a)
62,700 706,002
Life Time Group Holdings, Inc.
(a)
8,500 210,205
Lithia Motors, Inc., Class A 2,100 659,568
Modine Manufacturing Co.
(a)
4,150 635,822
MonotaRO Co., Ltd. - ADR
(a)
29,500 412,115
PulteGroup, Inc. 4,000 479,480
Ralph Lauren Corp. 700 223,762
Rush Street Interactive, Inc.
(a)
26,900 456,224
Sportradar Group AG
(a)
28,500 729,885
Visteon Corp.
(a)
2,000 214,320
9,213,872
Consumer Staples — 2.49%
Casey's General Stores, Inc. 1,200 615,828
Hims & Hers Health, Inc.
(a)
7,750 352,315
Ollie's Bargain Outlet Holdings, Inc.
(a)
1,600 193,296
Performance Food Group Co.
(a)
5,630 544,646
Sprouts Farmers Market, Inc.
(a)
4,350 343,476
Tootsie Roll Industries, Inc.
(a)
10,300 363,487
2,413,048
Energy — 0.80%
Texas Pacific Land Corp. 480 452,822
Transportadora de Gas del Sur SA - ADR
(a)
10,300 320,639
773,461
Financials — 15.05%
Applied Blockchain, Inc.
(a)
30,350 1,051,931
Customers Bancorp, Inc.
(a)
4,850 325,532
Dave Inc
(a)
2,200 526,504
Deutsche Boerse AG - ADR
(a)
31,000 784,300
FTAI Aviation Ltd. 5,800 1,002,820

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Shares Fair Value
Futu Holdings Ltd. - ADR
(a)
3,500 $ 696,640
Hagerty, Inc.
(a)
20,100 225,522
Hamilton Insurance Group Ltd
(a)
9,600 227,232
Hamilton Lane, Inc., Class A 3,300 376,068
HCI Group, Inc.
(a)
1,800 367,218
Houlihan Lokey, Inc., Class A 3,850 689,458
Interactive Brokers Group, Inc., Class A 12,400 872,464
Kinsale Capital Group, Inc. 1,300 519,311
KKR & Co., Inc. 7,200 851,976
LPL Financial Holdings, Inc. 2,990 1,128,157
Old National Bancorp 9,400 192,042
Patria Investments Ltd.
(a)
34,000 495,380
Piper Jaffray Cos. 1,060 338,416
Raymond James Financial, Inc. 6,450 1,023,421
RenaissanceRe Holdings Ltd. 1,450 368,430
Stifel Financial Corp. 4,900 580,307
Stock Yards Bancorp, Inc.
(a)
8,100 526,662
StoneX Group, Inc.
(a)
7,200 661,824
Synchrony Financial 6,000 446,280
Western Alliance Bancorp 3,700 286,195
14,564,090
Health Care — 6.90%
Argenx SE - ADR
(a)
425 347,863
Axsome Therapeutics, Inc.
(a)
1,700 229,483
Catalyst Pharmaceuticals, Inc.
(a)
17,300 367,971
Ensign Group, Inc. (The) 1,400 252,140
Globus Medical, Inc., Class A
(a)
6,400 386,496
Insmed, Inc.
(a)
3,750 711,000
Krystal Biotech, Inc.
(a)
2,000 395,020
Lonza Group AG - ADR
(a)
4,600 317,262
Medpace Holdings, Inc.
(a)
1,800 1,052,838
Neurocrine Biosciences, Inc.
(a)
2,250 322,222
Penumbra, Inc.
(a)
3,000 682,110
Radnet, Inc.
(a)
5,350 406,547
Sonova Holding AG - ADR
(a)
6,780 368,425
TG Therapeutics, Inc.
(a)
10,650 370,407
TransMedics Group Inc
(a)
3,500 460,390
6,670,174
Industrials — 29.39%
API Group Corp.
(a)
15,150 557,823
Ashtead Group PLC - ADR 2,050 553,479
BWX Technologies, Inc. 4,700 1,003,967
Camtek Ltd.
(a)
5,200 643,864
CECO Environmental Corp.
(a)
9,700 474,233
Chart Industries, Inc.
(a)
1,550 309,411
Clean Harbors, Inc.
(a)
1,450 305,240
Comfort Systems USA, Inc. 3,500 3,379,530
Core & Main, Inc., Class A
(a)
13,300 693,994

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Shares Fair Value
Corporation America Airports S.A.
(a)
13,600 $ 301,376
Curtiss-Wright Corp. 1,400 834,022
Disco Corp. - ADR
(a)
23,050 765,721
DSV AS - ADR
(a)
3,850 408,601
Dycom Industries, Inc.
(a)
1,476 424,778
Embraer SA - ADR
(a)
4,200 270,816
ESCO Technologies, Inc. 1,125 246,904
Fluidra SA 15,600 451,830
Franklin Electric Co., Inc. 6,000 568,620
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR
(a)
1,390 420,253
HEICO Corp. 1,280 406,746
Herc Holdings, Inc. 2,300 326,715
IES Holdings, Inc.
(a)
5,400 2,116,152
Ingersoll Rand, Inc. 9,700 740,401
Installed Building Products, Inc. 1,300 322,699
ITT, Inc. 3,300 610,731
Karman Holdings, Inc.
(a)
3,350 282,204
Korn/Ferry International 5,700 368,790
Leonardo DRS, Inc.
(a)
7,900 288,824
Loar Holdings, Inc.
(a)
3,000 237,390
MasTec, Inc.
(a)
2,200 449,152
Mueller Industries, Inc. 7,800 825,786
Primoris Services Corp. 4,100 580,232
Prysmian SpA
(a)
14,400 1,491,304
Prysmian SpA - ADR
(a)
15,000 777,300
RBC Bearings, Inc.
(a)
1,000 428,530
Regal Rexnord Corp. 2,300 324,047
Rollins, Inc. 7,300 420,553
Saia, Inc.
(a)
1,840 538,200
SPX Technologies, Inc.
(a)
2,700 604,503
Teledyne Technologies, Inc.
(a)
900 474,138
TopBuild Corp.
(a)
1,300 549,224
WESCO International, Inc. 3,600 934,308
Woodward, Inc. 2,750 720,802
Xometry, Inc., Class A
(a)
11,050 538,024
Zurn Water Solutions, Inc. 9,750 459,322
28,430,539
Materials — 3.45%
Eagle Materials, Inc. 1,650 350,328
Givaudan SA - ADR
(a)
5,100 419,985
Gold Fields Ltd. - ADR 22,750 873,827
Hawkins, Inc. 3,700 524,845
Kingspan Group PLC - ADR
(a)
4,650 347,262
Simpson Manufacturing Co., Inc. 1,900 335,350
United States Lime & Minerals, Inc. 4,125 483,533
3,335,130
Real Estate — 1.45%
CBRE Group, Inc., Class A
(a)
2,700 411,561

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Shares Fair Value
FirstService Corp. 2,300 $ 366,643
Hannon Armstrong Sustainable Infrastructure 11,550 320,051
McGrath RentCorp
(a)
2,850 306,204
1,404,459
Technology — 26.88%
Accelerant Holdings
(a)
16,300 189,406
Advantest Corp. - ADR
(a)
5,400 810,000
Arista Networks, Inc.
(a)
9,800 1,545,362
ASM International NV - ADR
(a)
1,070 693,948
Bentley Systems, Inc., Class B 6,100 310,063
Blackline, Inc.
(a)
5,500 314,875
Celestica, Inc.
(a)
2,450 843,976
Chime Financial, Inc.
(a)
14,200 243,814
Ciena Corp.
(a)
1,650 313,368
Clearwater Analytics Holdings, Inc., Class A
(a)
11,650 214,476
Commvault Systems, Inc.
(a)
1,650 229,713
CyberArk Software Ltd.
(a)
3,100 1,614,418
Datadog, Inc., Class A
(a)
4,000 651,240
Descartes Systems Group, Inc. (The)
(a)
8,200 723,322
Digi International, Inc.
(a)
13,700 502,516
Dlocal Ltd., Class A
(a)
41,500 607,975
Doximity, Inc., Class A
(a)
7,200 475,200
Dynatrace, Inc.
(a)
10,600 536,042
ExlService Holdings, Inc.
(a)
12,100 473,110
Fabrinet
(a)
3,800 1,674,166
Figure Technology Solutions, Inc.
(a)
5,000 198,000
Fortinet, Inc.
(a)
4,950 427,828
Gitlab Inc, Class A
(a)
4,400 214,500
Guidewire Software, Inc.
(a)
1,400 327,096
InterDigital, Inc. 1,450 524,842
KLA Corp. 890 1,075,779
Klaviyo, Inc., Class A
(a)
11,850 308,100
Life360, Inc.
(a)
9,000 888,390
Monolithic Power Systems, Inc. 650 653,250
Netskope, Inc.
(a)
13,400 316,776
Oddity Tech Ltd.
(a)
5,650 255,663
Okta, Inc.
(a)
4,100 375,273
Paycom Software, Inc. 2,100 392,889
Paylocity Holdings Corp.
(a)
3,300 466,191
Paymentus Holdings, Inc., Class A
(a)
10,800 308,880
PTC, Inc.
(a)
2,800 555,912
Qualys, Inc.
(a)
4,700 579,322
RingCentral, Inc., Class A
(a)
13,050 393,066
SEMrush Holdings Inc
(a)
32,500 235,950
SentinelOne, Inc., Class A
(a)
16,600 296,310
Sezzle Inc
(a)
3,950 258,922
SPS Commerce, Inc.
(a)
4,330 356,099
Super Micro Computer, Inc.
(a)
11,250 584,550

Yorktown Growth Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Shares Fair Value
SYNNEX Corp. 2,700 $ 422,523
TDK Corp. - ADR
(a)
37,500 669,563
Toast, Inc., Class A
(a)
7,600 274,664
Tyler Technologies, Inc.
(a)
1,650 785,829
Varonis Systems, Inc.
(a)
5,950 209,619
Veeva Systems, Inc., Class A
(a)
1,650 480,480
Zeta Global Holdings Corp., Class A
(a)
10,650 191,594
25,994,850
Utilities — 1.02%
Pampa Energia SA - ADR
(a)
7,200 617,760
SSE PLC - ADR 14,400 366,624
984,384
Total Common Stocks
(Cost $56,724,646) 96,319,427
Total Investments — 99.57%
(Cost $56,724,646) 96,319,427
Other Assets in Excess of Liabilities  —  0.43% 413,395
Net Assets — 100.00% $ 96,732,822
(a) Non-income producing security.
ADR - American Depositary Receipt

Yorktown Small Cap Fund
Schedule of Investments
October 31, 2025 - (Unaudited)
+
Shares Fair Value
COMMON STOCKS — 98.24%
Communications — 1.85%
Grab Holdings Ltd., Class A
(a)
52,000 $ 312,520
Upwork, Inc.
(a)
21,900 349,086
661,606
Consumer Discretionary — 14.55%
Axon Enterprise, Inc.
(a)
775 567,478
Boot Barn Holdings, Inc.
(a)
2,550 483,607
Boyd Gaming Corp.
(a)
2,700 210,249
Bright Horizons Family Solutions, Inc.
(a)
2,240 244,675
Cavco Industries, Inc.
(a)
800 423,840
Churchill Downs, Inc. 2,850 282,720
Dorman Products, Inc.
(a)
1,800 241,434
DraftKings, Inc., Class A
(a)
9,960 304,677
Driven Brands Holdings, Inc.
(a)
14,850 213,098
FirstCash Holdings, Inc.
(a)
2,650 420,025
Group 1 Automotive, Inc.
(a)
440 174,918
Interface, Inc. 7,225 179,902
NIQ Global Intelligence plc
(a)
17,550 217,620
Rush Street Interactive, Inc.
(a)
12,500 212,000
SharkNinja, Inc.
(a)
3,500 299,250
Sportradar Group AG
(a)
13,600 348,296
Texas Roadhouse, Inc. 1,330 217,561
Universal Technical Institute, Inc.
(a)
5,750 170,890
5,212,240
Consumer Staples — 4.66%
BJ's Wholesale Club Holdings, Inc.
(a)
2,390 210,941
Celsius Holdings, Inc.
(a)
4,750 286,093
Chefs' Warehouse, Inc. (The)
(a)
7,050 415,950
elf Beauty, Inc.
(a)
2,650 323,671
Performance Food Group Co.
(a)
2,250 217,665
Vital Farms, Inc.
(a)
6,600 216,810
1,671,130
Energy — 2.41%
Kodiak Gas Services Inc 7,500 276,600
Par Pacific Holdings, Inc.
(a)
9,900 395,802
Range Resources Corp. 5,400 191,970
864,372
Financials — 18.73%
Bancorp, Inc. (The)
(a)
4,300 281,091
Brookfield Asset Management Ltd. 5,637 304,736
Enova International, Inc.
(a)
2,250 269,033
Freedom Holding Corp.
(a)
3,700 568,542
Goosehead Insurance, Inc., Class A
(a)
5,050 346,784
Hamilton Lane, Inc., Class A 2,300 262,108
Kinsale Capital Group, Inc. 660 263,650
LPL Financial Holdings, Inc. 2,300 867,813
Marex Group PLC
(a)
5,900 179,065

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Shares Fair Value
Merchants Bancorp 8,800 $ 274,472
Palomar Holdings, Inc.
(a)
2,000 228,020
Robinhood Markets, Inc., Class A
(a)
12,300 1,805,394
Seacoast Banking Corp. of Florida 9,250 280,275
SmartFinancial, Inc.
(a)
6,750 236,047
StoneX Group, Inc.
(a)
3,300 303,336
Velocity Financial, Inc.
(a)
13,000 242,060
6,712,426
Health Care — 7.92%
ACADIA Pharmaceuticals, Inc.
(a)
12,050 273,535
Ensign Group, Inc. (The) 2,100 378,210
Guardant Health, Inc.
(a)
5,550 516,261
Insmed, Inc.
(a)
5,850 1,109,160
Progyny, Inc.
(a)
11,500 215,165
Rhythm Pharmaceuticals Inc
(a)
3,050 346,968
2,839,299
Industrials — 19.13%
AeroVironment, Inc.
(a)
1,994 737,601
AZZ, Inc. 3,750 374,437
Badger Meter, Inc. 1,650 297,742
Cactus, Inc., Class A 6,950 306,981
Construction Partners, Inc., Class A
(a)
4,800 548,880
CSW Industrials, Inc. 1,300 325,546
Herc Holdings, Inc. 1,700 241,485
IES Holdings, Inc.
(a)
940 368,367
Installed Building Products, Inc. 1,600 397,168
Itron, Inc.
(a)
3,000 300,990
Janus International Group, Inc.
(a)
28,500 273,600
Kratos Defense & Security Solutions, Inc.
(a)
3,100 280,860
Mueller Industries, Inc. 6,650 704,036
Napco Security Technologies Inc
(a)
9,900 437,085
Primoris Services Corp. 2,050 290,116
RBC Bearings, Inc.
(a)
970 415,674
V2X, Inc.
(a)
5,400 308,286
WESCO International, Inc. 950 246,554
6,855,408
Materials — 4.18%
Balchem Corp. 1,450 222,415
Hawkins, Inc. 1,450 205,683
Ramaco Resources, Inc., Class A 19,150 581,394
Tecnoglass, Inc.
(a)
4,050 241,502
United States Lime & Minerals, Inc. 2,100 246,162
1,497,156
Real Estate — 0.69%
Hannon Armstrong Sustainable Infrastructure 9,000 249,390
Technology — 24.12%
ACM Research, Inc., Class A
(a)
13,300 551,418
Alignment Healthcare, Inc.
(a)
12,300 207,378

Yorktown Small Cap Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
Shares Fair Value
Allegro Microsystems, Inc.
(a)
11,300 $ 338,096
Asana Inc, Class A
(a)
19,800 278,190
Bill.com Holdings, Inc.
(a)
5,550 275,613
Calix, Inc.
(a)
9,000 615,780
CyberArk Software Ltd.
(a)
950 494,741
Dlocal Ltd., Class A
(a)
19,200 281,280
ExlService Holdings, Inc.
(a)
6,000 234,600
Globant SA
(a)
4,700 289,426
IMPINJ, INC.
(a)
1,550 313,348
Intapp, Inc.
(a)
6,600 253,308
IREN Ltd.
(a)
9,450 574,088
NCR Atleos Corp.
(a)
10,400 383,760
Nova Ltd.
(a)
1,800 620,352
Pagseguro Digital Ltd., Class A
(a)
37,800 362,502
Parsons Corp.
(a)
3,400 282,676
Payoneer Global, Inc.
(a)
40,700 235,653
Rambus, Inc.
(a)
7,000 719,880
SEMrush Holdings Inc
(a)
25,900 188,034
Super Micro Computer, Inc.
(a)
8,700 452,052
TaskUS, Inc., Class A
(a)
19,800 264,132
Verra Mobility Corp.
(a)
10,000 232,100
ZoomInfo Technologies, Inc., Class A
(a)
17,300 194,106
8,642,513
Total Common Stocks
(Cost $23,957,222) 35,205,540
Total Investments — 98.24%
(Cost $23,957,222) 35,205,540
Other Assets in Excess of Liabilities  —  1.76% 629,758
Net Assets — 100.00% $ 35,835,298
(a) Non-income producing security.